UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

AB GOVERNMENT EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: October 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

OCT    10.31.16

SEMI-ANNUAL REPORT

AB GOVERNMENT EXCHANGE RESERVES

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,000.70	$1.71	0.34%
Hypothetical**	$1,000	$1,023.49	$1.73	0.34%
Class B
Actual	$1,000	$1,000.50	$1.87	0.37%
Hypothetical**	$1,000	$1,023.34	$1.89	0.37%
Class C
Actual	$1,000	$1,000.60	$1.82	0.36%
Hypothetical**	$1,000	$1,023.39	$1.84	0.36%
Advisor Class
Actual	$1,000	$1,000.70	$1.61	0.32%
Hypothetical**	$1,000	$1,023.59	$1.63	0.32%
Class R
Actual	$1,000	$1,000.90	$1.51	0.30%
Hypothetical**	$1,000	$1,023.69	$1.53	0.30%
Class K
Actual	$1,000	$1,001.00	$1.46	0.29%
Hypothetical**	$1,000	$1,023.74	$1.48	0.29%
Class I
Actual	$1,000	$1,001.10	$0.81	0.16%
Hypothetical**	$1,000	$1,024.40	$0.82	0.16%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

AB GOVERNMENT EXCHANGE RESERVES •	1

Expense Example

PORTFOLIO OF INVESTMENTS

October 31, 2016 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 100.7%
U.S. Government & Government Sponsored Agency Obligations – 91.1%
Federal Farm Credit Bank 12/30/16(a)	0.480%	$5,000	$5,000,615
5/26/17(a)	0.480%	4,200	4,199,274
11/14/16(a)	0.485%	5,000	5,000,298
11/22/16(a)	0.514%	5,000	5,000,487
5/25/17(a)	0.524%	5,000	4,999,637
12/28/16(a)	0.525%	10,000	10,002,412
8/28/17(a)	0.540%	7,500	7,500,622
12/28/16(a)	0.565%	1,000	1,000,331
4/17/17(a)	0.585%	1,950	1,950,342
11/14/16	0.600%	5,000	5,000,047
11/21/16(a)	0.620%	10,000	10,001,515
Federal Farm Credit Discount Notes 11/10/16	0.200%	1,700	1,699,860
Federal Home Loan Bank 11/10/16(a)	0.505%	10,000	10,000,000
11/21/16(a)	0.505%	10,000	10,001,057
1/11/17(a)	0.510%	3,000	2,999,997
1/17/17(a)	0.535%	5,000	5,000,000
2/06/17(a)	0.618%	10,000	10,000,000
11/23/16	0.625%	10,950	10,951,554
12/01/16(a)	0.682%	5,000	4,999,959
Federal Home Loan Bank Discount Notes 11/02/16	0.200%	10,000	9,999,875
11/18/16	0.200%	11,230	11,227,117
11/23/16	0.200%	11,287	11,283,025
11/25/16	0.200%	10,000	9,996,333
11/30/16	0.200%	10,000	9,995,183
12/02/16	0.210%	10,000	9,994,963
3/31/17	0.410%	5,000	4,990,271
4/07/17	0.460%	5,000	4,989,337
Federal Home Loan Mortgage Corp. 4/20/17(a)	0.531%	1,400	1,400,350
11/01/16	0.625%	8,270	8,270,000
1/27/17	0.700%	5,000	5,002,479
Federal National Mortgage Association 1/26/17(a)	0.549%	12,000	12,005,914
1/30/17	1.250%	11,019	11,041,065
12/15/16	4.875%	2,925	2,940,578
2/13/17	5.000%	7,170	7,261,409

2	• AB GOVERNMENT EXCHANGE RESERVES

Portfolio of Investments

	Yield*	Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 1/31/17(a)	0.424%	$20,000	$20,003,484
2/28/17	0.500%	10,000	10,000,266
2/15/17	0.625%	10,000	10,004,399
3/15/17	0.750%	5,000	5,003,575
2/28/17	0.875%	5,000	5,006,314
4/15/17	0.875%	5,000	5,009,155
4/30/17	0.875%	10,000	10,019,043
3/31/17	1.000%	5,000	5,010,205

			305,762,347

Repurchase Agreements – 9.6%
Mizuho Securities USA 0.34% dated 10/31/16 due 11/01/16 in the amount of $16,000,151 (collateralized by $16,957,288 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 2.118% to 6.00% due 3/01/31 to 3/01/46, value $16,320,000)		16,000	16,000,000
Toronto-Dominion Bank NY 0.29% dated 10/31/16 due 11/01/16 in the amount of $16,200,131 (collateralized by $16,138,700 U.S. Treasury Notes, 0.125% to 1.375% due 2/28/19 to 1/15/23, value $16,524,048)		16,200	16,200,000

			32,200,000

Total Investments – 100.7% (cost $337,962,347)			337,962,347
Other assets less liabilities – (0.7)%			(2,262,810)

Net Assets – 100.0%			$335,699,537

*	Represents annualized yield at date of reporting or stated coupon.

(a)	Floating Rate Security. Stated interest rate was in effect at October 31, 2016.

See notes to financial statements.

AB GOVERNMENT EXCHANGE RESERVES •	3

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2016 (unaudited)

Assets
Investments in securities, at value (cost $337,962,347)	$337,962,347
Cash	324,987
Receivable for shares of beneficial interest sold	2,583,230
Interest receivable	339,044

Total assets	341,209,608

Liabilities
Payable for investment securities purchased	5,003,942
Payable for shares of beneficial interest redeemed	416,334
Administrative fee payable	22,120
Advisory fee payable	18,275
Dividends payable	265
Accrued expenses	49,135

Total liabilities	5,510,071

Net Assets	$335,699,537

Composition of Net Assets
Shares of beneficial interest, at par	$335,530
Additional paid-in capital	335,180,652
Undistributed net investment income	540
Accumulated net realized gain on investment transactions	182,815

$335,699,537

Net Asset Value Per Share—unlimited shares authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$141,537,589	141,466,650	$1.00

B	$3,177,407	3,175,664	$1.00

C	$15,827,862	15,819,589	$1.00

Advisor	$119,831,157	119,770,718	$1.00

R	$5,972,852	5,970,182	$1.00

K	$38,020,103	38,004,291	$1.00

I	$11,332,567	11,323,056	$1.00

See notes to financial statements.

4	• AB GOVERNMENT EXCHANGE RESERVES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (unaudited)

Investment Income
Interest		$2,228,882
Expenses
Advisory fee (see Note B)	$1,033,847
Distribution fee—Class A	185,132
Distribution fee—Class B	17,609
Distribution fee—Class C	62,432
Distribution fee—Class R	14,301
Distribution fee—Class K	45,374
Transfer agency—Class A	79,867
Transfer agency—Class B	2,533
Transfer agency—Class C	10,109
Transfer agency—Advisor Class	68,610
Transfer agency—Class R	1,716
Transfer agency—Class K	10,029
Transfer agency—Class I	53,673
Custodian	105,767
Registration fees	88,056
Legal	37,976
Administrative	29,401
Printing	24,189
Audit and tax	19,185
Trustees’ fees	10,682
Miscellaneous	36,221

Total expenses	1,936,709
Less: expenses waived and reimbursed by the Adviser (see Note B)	(620,935)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(324,848)

Net expenses		990,926

Net investment income		1,237,956

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		119,671

Net Increase in Net Assets from Operations		$1,357,627

See notes to financial statements.

AB GOVERNMENT EXCHANGE RESERVES •	5

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016
Increase in Net Assets from Operations
Net investment income	$1,237,956		$3,949,728
Net realized gain on investment transactions	119,671		63,216

Net increase in net assets from operations	1,357,627		4,012,944
Dividends and Distributions to Shareholders from
Net investment income
Class A	(103,754)		(352,553)
Class B	(1,889)		(8,669)
Class C	(10,382)		(35,437)
Advisor Class	(107,997)		(238,918)
Class R	(5,104)		(10,079)
Class K	(34,175)		(59,606)
Class I	(974,655)		(3,244,466)
Net realized gain on investment transactions
Class A	– 0	–	(107)
Class B	– 0	–	(2)
Class C	– 0	–	(10)
Advisor Class	– 0	–	(51)
Class R	– 0	–	(2)
Class K	– 0	–	(15)
Class I	– 0	–	(885)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(1,741,848,521)		25,189,281

Total increase (decrease)	(1,741,728,850)		25,251,425
Net Assets
Beginning of period	2,077,428,387		2,052,176,962

End of period (including undistributed net investment income of $540 and $540, respectively)	$335,699,537		$2,077,428,387

See notes to financial statements.

6	• AB GOVERNMENT EXCHANGE RESERVES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (unaudited)

NOTE A

Significant Accounting Policies

AB Government Exchange Reserves (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. Prior to July 11, 2016, the Fund was known as AB Exchange Reserves. The Fund’s investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers, as described in the prospectus, Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other AB Mutual Funds without any sales charge at the time of purchase, but on Class A shares of the Fund that were received in exchange for another AB Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the AB Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares

AB GOVERNMENT EXCHANGE RESERVES •	7

Notes to Financial Statements

may be exchanged, to the extent described in the prospectus, for Class B shares of other AB Mutual Funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other AB Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of AB Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the AB Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another AB Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other AB Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses.

Class R, Class K, and Class I shares are sold for cash or in exchange of the same class of shares of another AB Mutual Fund without an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AB Funds’ securities lending programs.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or

8	• AB GOVERNMENT EXCHANGE RESERVES

Notes to Financial Statements

pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

AB GOVERNMENT EXCHANGE RESERVES •	9

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$305,762,347		$	– 0	–	$305,762,347
Repurchase Agreements		32,200,000		– 0	–		– 0	–	32,200,000

Total(a)		$32,200,000		$305,762,347		$	– 0	–	$337,962,347

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein L.P. (the “Adviser”) established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Fund’s Board of Trustees (the “Board”), including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

10	• AB GOVERNMENT EXCHANGE RESERVES

Notes to Financial Statements

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed annually.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold.

7. Repurchase Agreements

It is the Fund’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited.

AB GOVERNMENT EXCHANGE RESERVES •	11

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

Effective July 11, 2016, the Fund pays the Adviser an advisory fee at the annual rate of .20% on average daily assets. Prior to July 11, 2016, the Fund paid the Adviser an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; .24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. For the six months ended October 31, 2016, the Adviser has voluntarily agreed to waive a portion of such fees in the amount of $620,935.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended October 31, 2016, reimbursement for such services amounted to $29,401.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended October 31, 2016, there was no compensation paid to ABIS.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has received $129, $8,376 and $1,198 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended October 31, 2016.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class B shares, ..75% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective August 28, 2015, payments under the Agreement in respect of Class A

12	• AB GOVERNMENT EXCHANGE RESERVES

Notes to Financial Statements

shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended October 31, 2016, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $185,132, $17,609, $62,432, $14,301 and $45,374 for Class A, Class B, Class C, Class R and Class K shares, respectively, limiting the effective annual rate to 0.00% for the Class A, Class B, Class C, Class R and Class K shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At October 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions to be paid for the year ending April 30, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended April 30, 2016 and April 30, 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary income	$3,950,743	$739,434
Long-term capital gains	57	– 0	–

Total distributions paid	$3,950,800	$739,434

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$61,560
Undistributed capital gains	2,124

Total accumulated earnings/(deficit)	$63,684

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2016, the Fund did not have any capital loss carryforwards.

AB GOVERNMENT EXCHANGE RESERVES •	13

Notes to Financial Statements

NOTE E

Transactions in Shares of Beneficial Interest

Transactions, all at $1.00 per share, were as follows:

	Shares
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016

Class A
Shares sold	93,028,415	217,159,169

Shares issued in reinvestment of dividends and distributions	103,314	351,308

Shares converted from Class B	1,269,977	1,382,367

Shares redeemed	(96,993,567)	(211,678,256)

Net increase (decrease)	(2,591,861)	7,214,588

Class B
Shares sold	266,215	2,121,533

Shares issued in reinvestment of dividends and distributions	1,847	8,615

Shares converted to Class A	(1,269,976)	(1,382,365)

Shares redeemed	(58,411)	(1,250,495)

Net decrease	(1,060,325)	(502,712)

Class C
Shares sold	2,763,570	16,990,903

Shares issued in reinvestment of dividends and distributions	10,347	35,329

Shares redeemed	(4,601,823)	(13,866,440)

Net increase (decrease)	(1,827,906)	3,159,792

Advisor Class
Shares sold	81,364,854	306,756,224

Shares issued in reinvestment of dividends and distributions	107,958	238,975

Shares redeemed	(179,291,047)	(178,270,000)

Net increase (decrease)	(97,818,235)	128,725,199

Class R
Shares sold	4,824,856	6,953,104

Shares issued in reinvestment of dividends and distributions	5,102	10,083

Shares redeemed	(4,004,190)	(6,928,272)

Net increase	825,768	34,915

Class K
Shares sold	31,707,352	77,554,618

Shares issued in reinvestment of dividends and distributions	34,173	59,604

Shares redeemed	(24,502,360)	(72,501,860)

Net increase	7,239,165	5,112,362

14	• AB GOVERNMENT EXCHANGE RESERVES

Notes to Financial Statements

	Shares
	Six Months Ended October 31, 2016 (unaudited)	Year Ended April 30, 2016

Class I
Shares sold	1,315,818,320	9,366,693,644

Shares issued in reinvestment of dividends and distributions	974,782	3,245,216

Shares redeemed	(2,963,408,229)	(9,488,493,721)

Net decrease	(1,646,615,127)	(118,554,861)

NOTE F

Risks Involved in Investing in the Fund

Money Market Fund Risk and Regulatory Developments—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund’s shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, significant redemptions by large investors in the Fund could have a material adverse effect on the Fund’s other shareholders. The Fund’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

Under recently adopted changes to Rule 2a-7, the Fund is permitted, but not required, at the discretion of the Fund’s Board, under certain circumstances of impaired liquidity of the Fund’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Board has determined not to impose liquidity fees on, or suspend, redemptions under any circumstances.

Interest Rate Risk—Changes in interest rates will affect the yield and value of the Fund’s investments in short-term securities. A decline in interest rates will affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value of short-term securities is usually smaller than for securities with longer maturities.

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Fund’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

AB GOVERNMENT EXCHANGE RESERVES •	15

Notes to Financial Statements

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

New Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. Management has evaluated the implications of these changes and there will be no impact to the financial statements.

NOTE H

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

16	• AB GOVERNMENT EXCHANGE RESERVES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,

							2014		2013		2012		2011

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0010		.0020		.0002		.0005		.0009		.0018		.0001
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0010		.0020		.0002		.0005		.0009		.0018		.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0010)		(.0020)		(.0002)		(.0005)		(.0009)		(.0018)		(.0001)
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0010)		(.0020)		(.0002)		(.0005)		(.0009)		(.0018)		(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.07%		.20%		.03%		.05%		.09%		.18%		.01%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$142		$144		$137		$217		$192		$173		$221
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.34	%^	.13%		.13	%^	.12%		.14%		.14%		.23%
Expenses, before waivers/reimbursements	.73	%^	.64%		.61	%^	.61%		.62%		.61%		.86%
Net investment income(b)	.14	%^	.20%		.04	%^	.05%		.08%		.17%		.01%

See footnote summary on page 24.

AB GOVERNMENT EXCHANGE RESERVES •	17

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class B
	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,

							2014		2013		2012		2011

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0008		.0020		.0001		.0003		.0008		.0017		.0001
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0008		.0020		.0001		.0003		.0008		.0017		.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0008)		(.0020)		(.0001)		(.0003)		(.0008)		(.0017)		(.0001)
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0008)		(.0020)		(.0001)		(.0003)		(.0008)		(.0017)		(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.05%		.20%		.01%		.03%		.08%		.17%		.01%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$3		$4		$4		$7		$10		$15		$26
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.37	%^	.13%		.15	%^	.14%		.14%		.14%		.23%
Expenses, before waivers/reimbursements	1.51	%^	1.41%		1.34	%^	1.33%		1.33%		1.36%		1.61%
Net investment income(b)	.11	%^	.20%		.02	%^	.03%		.09%		.17%		.01%

See footnote summary on page 24.

18	• AB GOVERNMENT EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,

							2014		2013		2012		2011

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0009		.0020		.0002		.0004		.0009		.0018		.0001
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0009		.0020		.0002		.0004		.0009		.0018		.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0009)		(.0020)		(.0002)		(.0004)		(.0009)		(.0018)		(.0001)
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0009)		(.0020)		(.0002)		(.0004)		(.0009)		(.0018)		(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.06%		.20%		.02%		.04%		.09%		.18%		.01%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$16		$18		$14		$19		$27		$22		$31
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.36	%^	.13%		.14	%^	.13%		.14%		.14%		.23%
Expenses, before waivers/reimbursements	1.24	%^	1.14%		1.08	%^	1.07%		1.08%		1.08%		1.32%
Net investment income(b)	.12	%^	.21%		.03	%^	.04%		.08%		.17%		.01%

See footnote summary on page 24.

AB GOVERNMENT EXCHANGE RESERVES •	19

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,

							2014		2013		2012		2011

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0010		.0020		.0002		.0005		.0009		.0018		.0001
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0010		.0020		.0002		.0005		.0009		.0018		.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0010)		(.0020)		(.0002)		(.0005)		(.0009)		(.0018)		(.0001)
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0010)		(.0020)		(.0002)		(.0005)		(.0009)		(.0018)		(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.07%		.20%		.03%		.05%		.09%		.18%		.01%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$120		$218		$89		$923		$940		$750		$700
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.32	%^	.13%		.13	%^	.12%		.14%		.14%		.22%
Expenses, before waivers/reimbursements	.45	%^	.38%		.31	%^	.31%		.32%		.31%		.54%
Net investment income(b)	.16	%^	.22%		.04	%^	.05%		.09%		.18%		.02%

See footnote summary on page 24.

20	• AB GOVERNMENT EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,

							2014		2013		2012		2011

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0012		.0020		.0001		.0001		.0008		.0018		.0001
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0012		.0020		.0001		.0001		.0008		.0018		.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0012)		(.0020)		(.0001)		(.0001)		(.0008)		(.0018)		(.0001)
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0012)		(.0020)		(.0001)		(.0001)		(.0008)		(.0018)		(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.09%		.20%		.01%		.01%		.08%		.18%		.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,973		$5,145		$5,110		$7,800		$7,152		$6,412		$6,271
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.30	%^	.13%		.16	%^	.16%		.15%		.13%		.22%
Expenses, before waivers/reimbursements	.94	%^	.83%		.84	%^	.85%		.84%		.85%		.97%
Net investment income(b)	.18	%^	.20%		.02	%^	.01%		.08%		.18%		.01%

See footnote summary on page 24.

AB GOVERNMENT EXCHANGE RESERVES •	21

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class K
	Six Months Ended October 31, 2016 (unaudited)		Year Ended April 30, 2016		October 1, 2014 to April 30, 2015(a)		Year Ended September 30,

							2014		2013		2012		2011

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0013		.0020		.0002		.0002		.0008		.0017		.0001
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0013		.0020		.0002		.0002		.0008		.0017		.0001

Less: Dividends and Distributions
Dividends from net investment income	(.0013)		(.0020)		(.0002)		(.0002)		(.0008)		(.0017)		(.0001)
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0013)		(.0020)		(.0002)		(.0002)		(.0008)		(.0017)		(.0001)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.10%		.20%		.02%		.02%		.08%		.17%		.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,020		$30,766		$25,653		$26,229		$30,605		$35,221		$43,108
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.29	%^	.13%		.15	%^	.15%		.14%		.15%		.23%
Expenses, before waivers/reimbursements	.68	%^	.58%		.58	%^	.59%		.60%		.69%		.82%
Net investment income(b)	.19	%^	.20%		.03	%^	.02%		.09%		.17%		.01%

See footnote summary on page 24.

22	• AB GOVERNMENT EXCHANGE RESERVES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended October 31, 2016		Year Ended April 30,		October 1, 2014 to April 30,		Year Ended September 30,

	(unaudited)		2016		2015(a)		2014		2013		2012		2011

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0018		.0019		.0004		.0007		.0010		.0018		.0011
Net realized gain on investment transactions(c)	.00		.00		.00		.00		.00		.00		.00
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase in net asset value from operations	.0018		.0019		.0004		.0007		.0010		.0018		.0011

Less: Dividends and Distributions
Dividends from net investment income	(.0014)		(.0020)		(.0004)		(.0007)		(.0010)		(.0018)		(.0011)
Distributions from net realized gain on investment transactions	– 0	–	(.00	)(c)	(.00	)(c)	(.00	)(c)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.0014)		(.0020)		(.0004)		(.0007)		(.0010)		(.0018)		(.0011)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.11%		.20%		.04%		.07%		.10%		.18%		.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,333		$1,657,969		$1,776,473		$615,207		$276,480		$979,369		$1,906
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.16	%^	.13%		.09	%^	.10%		.13%		.14%		.13%
Expenses, before waivers/reimbursements	.30	%^	.29%		.28	%^	.29%		.28%		.32%		.40%
Net investment income(b)	.35	%^	.19%		.08	%^	.07%		.10%		.19%		.12%

See footnote summary on page 24.

AB GOVERNMENT EXCHANGE RESERVES •	23

Financial Highlights

(a)	The Fund changed its fiscal year end from September 30 to April 30.

(b)	Net of fees waived and expenses reimbursed.

(c)	Amount is less than $0.00005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

24	• AB GOVERNMENT EXCHANGE RESERVES

Financial Highlights

TRUSTEES

Marshall C. Turner, Jr. , Chairman	Nancy P. Jacklin Robert M. Keith, President and Chief Executive Officer Carol C. McMullen Garry L. Moody Earl D. Weiner
John H. Dobkin Michael J. Downey William H. Foulk, Jr. D. James Guzy

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Raymond J. Papera, Senior Vice President Maria R. Cona, Vice President Edward J. Dombrowski, Vice President	Lucas Krupa, Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent
State Street Bank and Trust Company State Street Corporation CCB/5 1 Iron Street Boston, MA 02210	AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-5672

Legal Counsel	Principal Underwriter
Seward & Kissel LLP One Battery Park Plaza New York, NY 10004	AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036

AB GOVERNMENT EXCHANGE RESERVES •	25

Trustees

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

At the Board meeting held on March 9, 2016, the Adviser presented its recommendation to the Board of Trustees (the “Board” or “Trustees”) of AB Exchange Reserves (the “Fund”), which currently has both retail and institutional investors, that the Fund be converted to a government money market fund. In connection with its proposal to convert the Fund to a government money market fund, the Adviser recommended that the Trustees approve an amendment to the Fund’s current advisory agreement with the Adviser (the “Amended Agreement”) to reflect a decrease in the Fund’s current 0.25% contractual management fee, which is subject to breakpoints, to an annualized fee of 0.20% of the Fund’s average daily net assets. The Adviser explained that the proposed reduction in the management fee was intended to conform the Fund’s management fee, post conversion to a government money market fund, to be comparable to, and more competitive with, other similar money market funds. The Adviser noted that the credit analysis required for management of a government money market fund is less than what is required for management of a prime money market fund, given the considerably different investment universes.

At the recommendation of the Adviser, the Board, including a majority of the Trustees who are not interested persons of the Fund as defined in the Investment Company Act of 1940, as amended, approved the Amended Agreement between the Fund and the Adviser at the meeting, which was held in-person. The amendment to the Fund’s current advisory agreement to decrease the management fee does not require stockholder approval.

At its March 9, 2016 meeting, the Board also granted approval for (i) the Fund to change its name to “AB Government Exchange Reserves”, and (ii) the Fund to change certain investment policies to convert it to a government money market fund. These changes, including the reduction in the management fee, are expected to be effective on or about July 11, 2016.

The Trustees last approved the continuance of the Fund’s current advisory agreement at a meeting held on November 3-5, 2015.

Prior to approval of the Amended Agreement at their March 9, 2016 meeting, the Trustees had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Amended Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The Trustees also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance

26	• AB GOVERNMENT EXCHANGE RESERVES

Officer) of the reasonableness of the proposed management fee. The Trustees also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The Trustees considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Trustees and its responsiveness, frankness and attention to concerns raised by the Trustees in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The Trustees noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The Trustees also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and different Trustees may have attributed different weights to the various factors. The Trustees determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Amended Agreement, including the proposed management fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Trustees’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Trustees considered the scope and quality of services to be provided by the Adviser under the Amended Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The Trustees also considered that the Amended Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Trustees. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate

AB GOVERNMENT EXCHANGE RESERVES •	27

stated in the Fund’s Amended Agreement. The Trustees noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The Trustees also noted that the credit analysis required to manage the Fund as a government fund is less than that required to manage it as a prime fund. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Amended Agreement.

Costs of Services to be Provided and Profitability

In connection with their approval of the continuance of the Fund’s current advisory agreement at the November 2015 meeting, the Trustees had reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2013 and 2014 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Amended Agreement and the Trustees recognized that such information for 2016 and subsequent years would differ from that reviewed previously as a result of the reduction in the management fee.

Fall-Out Benefits

The Trustees considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The Trustees recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The Trustees understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the Trustees in connection with the meeting, the Trustees receive detailed performance information for the Fund at each regular Board meeting during the year. At the November 2015 meeting, the Trustees reviewed information prepared by Broadridge Financial Solutions, Inc., an analytical service that is not affiliated with the Adviser (“Broadridge”), showing the performance of the Class A Shares of the Fund as compared with that of a group of similar funds selected by Broadridge (the “Performance Group”) and as

28	• AB GOVERNMENT EXCHANGE RESERVES

compared with that of a broad array of funds selected by Broadridge (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares as compared with the Lipper Money Market Funds Average (the “Lipper Average”) and the Barclays U.S. Treasury Bills Index (the “Index”), in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2015 and (in the case of comparisons with the Lipper Average and the Index) the period since inception (March 1994 inception). The Trustees noted that on a net return basis, the Fund was in the 1st quintile of the Performance Group and the Performance Universe for the 1-, 3- and 5-year periods, and in the 5th quintile of the Performance Group and the Performance Universe for the 10-year period. On a gross return basis, the Fund was in the 3rd quintile of the Performance Group and the Performance Universe for all periods. The Fund outperformed the Lipper Average in the 1-, 3- and 5-year periods, and lagged it in the 10-year period and the period since inception. The Fund lagged the Index in all periods. Based on their review, the Trustees concluded that the Fund’s relative performance was satisfactory.

At the March 2016 meeting, the Trustees reviewed performance information for the periods ended January 31, 2016. The Trustees noted that, on a net return basis, the Fund was in the 1st quintile of the Performance Group and the Performance Universe in the 1-, 3- and 5- year periods and in the 3rd quintile of the Performance Group and the Performance Universe for the 10-year period. On a gross return basis, the Fund was in the 1st quintile of the Performance Group and the Performance Universe for all periods. The Fund outperformed the Lipper Average in all periods except the period since inception. It lagged the Index in all periods except the 1- and 3-year periods. Based on their review, the Trustees concluded that the Fund’s relative performance was satisfactory. They noted that the Fund’s future performance would be affected by the change in portfolio composition as well as the decrease in the management fee in the Amended Agreement.

Management Fees and Other Expenses

The Trustees considered the proposed management fee rate payable by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Lipper category as the Fund based on projected net assets of $1.2 billion. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The information reviewed by the Trustees showed that, at the Fund’s projected size of $1.2 billion its proposed contractual management fee rate of 20 basis points was significantly below the Fund’s expense group median of 40.7 basis points.

AB GOVERNMENT EXCHANGE RESERVES •	29

The Trustees recognized that the Adviser’s total compensation from the Fund pursuant to the Amended Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Amended Agreement, and that the impact of such expense reimbursement would depend on the size of the Fund and the extent to which the Adviser requests reimbursements pursuant to this provision.

The Trustees also considered the Adviser’s fee schedule for non-fund clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The Trustees noted that the institutional fee rate for the Fund’s projected level of assets was lower than the Fund’s proposed fee rate. The Trustees noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Trustees and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the Trustees the significantly greater scope of the services it provides to the Fund relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, the Trustees considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Trustees considered that the Fund under the Amended Agreement has the same management fee as another AB money market fund advised by the Adviser that invests in U.S. Government securities.

The Trustees also reviewed the Senior Officer’s independent evaluation, in which the Senior Officer concluded that the proposed management fee is reasonable.

The Trustees also considered the actual net and projected gross expense ratios of the Class A shares of the Fund compared with the fees and expenses of funds within two comparison groups created by Broadridge: an Expense Group and an Expense Universe. Broadridge described an Expense Group as a representative sample of funds similar to the Fund and an Expense Universe as a broader group, consisting of all funds in the Fund’s investment classification/objective and load type. The Fund’s total expense ratios were estimated by the Adviser based on projected net assets of $1.2 billion.

30	• AB GOVERNMENT EXCHANGE RESERVES

The Trustees noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The Trustees view the actual net and projected gross expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others.

The information reviewed by the Trustees showed that the Fund’s Class A projected gross expense ratio was higher than the Expense Group and the Expense Universe medians. The Trustees concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The Trustees noted that the proposed management fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference, and that of the Senior Officer, for breakpoints in advisory contracts with the Adviser. The Adviser noted that the proposed management fee represents the lowest fee breakpoint of the Fund’s current fee schedule with breakpoints. The Trustees took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The Trustees also had requested and received from the Adviser certain updates on economies of scale at the May 2015 meetings. The Trustees believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Trustees noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all. The Trustees informed the Adviser that they would monitor the Fund’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

AB GOVERNMENT EXCHANGE RESERVES •	31

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to November 1, 2016, the Fund was named Global Thematic Growth Fund.

32	• AB GOVERNMENT EXCHANGE RESERVES

AB Family of Funds

NOTES

AB GOVERNMENT EXCHANGE RESERVES •	33

NOTES

34	• AB GOVERNMENT EXCHANGE RESERVES

NOTES

AB GOVERNMENT EXCHANGE RESERVES •	35

NOTES

36	• AB GOVERNMENT EXCHANGE RESERVES

AB GOVERNMENT EXCHANGE RESERVES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GER-0152-1016

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Government Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 27, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 27, 2016